UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Mr. Joseph Malone
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	10/31/08

Date of reporting period:	1/31/08

Item 1 – Schedule of Investments –

Portfolio of Investments

As of January 31, 2008 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - 126.2%
AUSTRALIA - 66.0%
		ABN Amro Bank NV,
AUD	15,000	6.50%, 5/17/13(a)(b)	$12,170,163
		ANZ Banking Corporation,
AUD	6,500	6.50%, 5/21/09(a)(b)	5,684,294
AUD	7,500	6.00%, 8/17/10(a)(b)	6,349,623
AUD	12,000	6.25%, 5/23/11(a)(b)	10,012,226
		Australia Postal Corporation,
AUD	22,000	6.00%, 3/25/09	19,331,187
		AXA SA,
AUD	9,000	7.50%, 10/26/16(a)(b)	7,207,285
AUD	3,000	8.7033%, 10/26/16(a)(b)	2,553,688
		Bank of America Corp.,
AUD	7,000	6.50%, 9/15/09	6,113,026
		BHP Finance Limited,
AUD	12,000	6.25%, 8/15/08	10,633,338
		CFS Gandel Retail Trust,
AUD	4,000	6.25%, 12/22/14	3,154,170
		Cie de Financement Foncier,
AUD	15,000	6.25%, 1/30/17	12,622,277
		Citigroup, Inc.,
AUD	9,700	6.50%, 2/13/17	7,538,433
		Commonwealth of Australia,
AUD	16,000	8.75%, 8/15/08	14,431,755
AUD	98,600	7.50%, 9/15/09	89,112,553
AUD	41,500	6.50%, 5/15/13	37,334,186
AUD	58,000	6.25%, 4/15/15	52,065,995
AUD	51,650	6.00%, 2/15/17	45,821,681
		Commonwealth Bank of Australia,
AUD	35,200	6.25%, 9/01/09	30,953,301
		Deutsche Bank AG,
AUD	2,400	7.50%, 10/19/12	2,085,053
		Dexia Municipal Agency,
AUD	19,000	5.75%, 2/07/12	16,018,178
		Eurofima,
AUD	30,000	6.00%, 1/28/14	25,368,750
AUD	15,000	6.25%, 12/28/18	12,840,925
		European Investment Bank,
AUD	11,000	6.125%, 1/23/17	9,344,429
		FGL Finance Australia, Ltd.,
AUD	5,500	6.25%, 3/17/10	4,747,624
		General Electric Capital Australia Funding Pty,
AUD	9,500	5.75%, 2/11/10	8,138,028
AUD	4,500	6.00%, 6/15/11	3,782,543
AUD	30,000	6.50%, 11/15/11	25,436,724
AUD	27,700	6.00%, 8/17/12	22,689,839
AUD	11,000	6.00%, 5/15/13	8,945,205
		General Property Trust Management,
AUD	4,000	6.50%, 8/22/13	3,159,920
		Goldman Sachs Group, Inc.,
AUD	12,500	6.35%, 4/12/16	9,806,929
		HBOS PLC,
AUD	4,000	6.75%, 5/01/12(a)(b)	3,330,530
		HSBC Finance Corp.,
AUD	10,000	6.50%, 9/22/11	8,253,282
		Hypo Real Estate Bank Intl.,
AUD	24,500	6.25%, 8/16/11	21,129,684
		ING Bank Australia, Ltd.,
AUD	10,000	7.00%, 4/24/12	8,633,579
		Instituto de Credito Oficial,
AUD	5,000	5.50%, 10/11/12	4,158,687
		JP Morgan Chase & Co.,
AUD	2,600	7.00%, 6/21/12	2,191,485
		Kreditanstalt fuer Wiederaufbau,
AUD	20,000	5.50%, 8/08/13	16,527,481
		Landwirtschaftliche Rentenbank,
AUD	25,000	6.00%, 9/15/09	21,869,874
AUD	14,000	6.00%, 5/30/13	11,816,461
		Macquarie Bank, Ltd.,
AUD	1,500	6.50%, 9/15/09(a)(b)	1,294,206
AUD	7,000	6.50%, 5/31/12(a)(b)	5,603,836
		Melbourne Airport,
AUD	4,500	6.75%, 6/15/08	4,001,312
		Merrill Lynch & Co., Inc.,
AUD	10,000	6.085%, 10/06/10	8,296,813
AUD	6,000	6.75%, 3/12/14	4,721,788
		Monumental Global Funding, Ltd.,
AUD	11,500	6.50%, 11/08/11	9,613,180
		National Capital Trust III,
AUD	3,500	8.19%, 9/30/16(a)(b)	2,722,365
		National Wealth Management,
AUD	2,500	6.75%, 6/16/16(a)(b)	1,950,168
		Nederlands Waterschapsbank,
AUD	15,000	5.875%, 3/15/10	12,998,853
		New South Wales Treasury Corporation,
AUD	41,000	8.00%, 3/01/08	36,604,972
AUD	26,000	7.00%, 12/01/10	23,192,431
AUD	27,500	6.00%, 5/01/12	23,644,989
AUD	14,000	5.50%, 8/01/14	11,643,374

Portfolio of Investments (continued)

As of January 31, 2008 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
AUSTRALIA (continued)
		Queensland Treasury Corporation,
AUD	10,000	6.00%, 7/14/09	$8,816,433
AUD	10,000	5.50%, 5/14/10	8,657,353
AUD	57,400	6.00%, 6/14/11	49,793,967
AUD	50,000	6.00%, 8/14/13	42,974,424
AUD	49,000	6.00%, 10/14/15	41,836,083
AUD	9,000	6.00%, 9/14/17	7,692,748
AUD	17,000	6.00%, 6/14/21	14,434,124
		Rabobank Nederland,
AUD	13,000	6.00%, 3/18/10	11,252,877
		RWH Finance Pty. Limited,
AUD	4,800	6.20%, 3/26/17	3,820,223
		Snowy Hydro Ltd.,
AUD	10,000	5.75%, 2/25/10	8,567,006
		SPI Australia Finance Pty. Ltd.,
AUD	10,000	6.25%, 11/14/08	8,823,072
		SPI Electricity & Gas,
AUD	15,000	6.50%, 11/03/11	12,739,860
		St. George Bank, Ltd,
AUD	10,500	6.50%, 7/26/11(a)(b)	8,815,223
		Suncorp Metway Insurance, Ltd.,
AUD	5,000	6.75%, 9/23/14(a)(b)	4,065,784
		Sydney Airport Finance,
AUD	3,500	6.25%, 11/21/11	2,953,581
		Telstra Corporation, Ltd.,
AUD	21,500	7.25%, 11/15/12	18,415,916
AUD	2,000	8.75%, 1/20/15	1,825,642
		Treasury Corp. of Victoria,
AUD	25,000	7.50%, 8/15/08	22,357,885
		Wells Fargo & Co.,
AUD	5,000	5.75%, 7/12/10	4,216,180
		Western Australia Treasury Corporation,
AUD	40,000	7.50%, 10/15/09	35,974,084
AUD	30,000	7.00%, 4/15/11	26,787,885
AUD	11,500	8.00%, 6/15/13	10,742,741
AUD	18,000	8.00%, 7/15/17	17,579,849
		Westpac Banking Corporation,
AUD	5,000	6.75%, 12/18/08(a)(b)	4,413,522
AUD	15,000	6.00%, 11/16/10(a)(b)	12,629,452
AUD	22,000	6.50%, 1/24/12(a)(b)	18,351,919

			1,178,190,511

CHINA - 2.2%
		Agile Property Holdings, Ltd.,
USD	2,600	9.00%, 9/22/10(b)(c)	2,290,389
		CFG Investment SAC,
USD	6,800	9.25%, 12/19/10(b)(c)	6,511,000
		Parkson Retail Group, Ltd,
USD	5,400	7.125%, 5/30/10(b)	5,160,307
USD	5,100	7.875%, 11/14/11	5,083,195
		People's Republic of China,
USD	10,000	9.00%, 1/15/96	14,150,000
		Road King Infrastructure Finance, Ltd.,
USD	2,300	7.625%, 5/14/11(b)	1,725,000
		Xinao Gas Holdings Limited,
USD	4,100	7.375%, 8/05/12	4,164,352

			39,084,243

HONGKONG - 4.1%
		CITIC Ka Wah Bank,
USD	6,950	9.125%, 5/31/12(a)(b)	8,014,254
		Hutchison Whampoa, Ltd.,
USD	5,500	5.45%, 11/24/10(c)	5,653,863
USD	6,000	7.00%, 2/16/11(c)	6,423,804
USD	18,700	6.50%, 2/13/13(c)	19,851,378
USD	9,400	6.25%, 1/24/14(c)	9,858,353
USD	11,600	7.45%, 11/24/33(c)	13,010,432
		Wing Hang Bank Limited,
USD	11,000	6.00%, 4/20/17(a)(b)	10,856,131

			73,668,215

INDIA - 4.6%
		Bank of Baroda,
USD	8,500	6.625%, 5/25/17(a)(b)	7,123,179
		ICICI Bank,
USD	8,000	6.625%, 10/03/12(c)	7,794,064
USD	7,000	6.375%, 4/30/17(a)(b)(c)	6,022,826
		JP Morgan India Government Bond Linked Note,
INR	1,600,000	8.07%, 6/19/08(a)	41,975,873
		NTPC, Ltd.,
USD	9,600	5.875%, 3/02/16	9,342,379
		Reliance Industries Limited,
USD	7,250	10.25%, 1/15/97(c)	9,536,868

			81,795,189

Portfolio of Investments (continued)

As of January 31, 2008 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
INDONESIA - 8.6%
		Bank Danamon Indonesia,
USD	5,500	7.65%, 3/30/09(a)(b)(c)	$5,492,534
		Bank Mandiri Cayman,
USD	5,500	7.00%, 4/22/08	5,527,033
		Barclays Indonesia Government Bond Linked Note,
IDR	220,000,000	10.00%, 7/15/17	24,057,126
		Indonesia Government,
IDR	30,000,000	13.15%, 3/15/10	3,555,197
IDR	40,600,000	12.00%, 9/15/11	4,824,706
IDR	63,600,000	10.00%, 10/15/11	7,114,334
IDR	40,500,000	13.15%, 1/15/12	4,988,865
IDR	49,700,000	11.00%, 12/15/12	5,745,227
		Indosat Finance,
USD	14,700	7.75%, 11/05/08(b)(c)	14,689,727
USD	1,200	7.125%, 6/22/10(b)(c)	1,179,535
		Majapahit Holding BV,
USD	8,500	7.25%, 6/28/17(c)	7,916,220
USD	5,600	7.875%, 6/29/37	5,173,762
		Medco Energi Internasional,
USD	3,225	8.75%, 5/22/08(b)(c)	3,205,040
		MGTI Finance Company, Ltd.,
USD	6,000	8.375%, 9/15/10	6,126,174
		PT Bank Lippo TBK,
USD	5,250	7.375%, 11/22/11(a)(b)	5,198,818
		PT Bank Rakyat Indonesia,
USD	8,050	7.75%, 10/30/08(a)(b)	8,136,473
		Republic of Indonesia,
USD	18,650	7.25%, 4/20/15(c)	19,592,217
USD	23,000	6.625%, 2/17/37(c)	21,434,344

			153,957,332

MALAYSIA - 7.1%
		Bumiputra Commerce Bank Berhad,
USD	5,500	5.125%, 10/16/08(a)(b)	5,569,333
		Hong Leong Bank Berhad,
USD	4,700	5.25%, 8/03/10(a)(b)	4,809,381
		IOI Ventures,
USD	2,650	5.25%, 3/16/15	2,565,462
		Malaysia Government,
MYR	40,500	4.305%, 2/27/09	12,641,357
USD	7,990	7.50%, 7/15/11	9,013,671
MYR	55,000	3.718%, 6/15/12	17,171,967
MYR	26,900	3.702%, 2/25/13	8,404,265
MYR	22,100	3.502%, 5/31/27	6,261,318
		Petroliam Nasional Berhad,
USD	6,800	7.00%, 5/22/12(c)	7,532,584
USD	10,500	7.75%, 8/15/15(c)	12,582,077
USD	4,000	7.875%, 5/22/22(c)	5,053,024
		Public Bank Berhad,
USD	3,200	5.625%, 9/22/09(a)(b)	3,267,677
USD	8,350	5.00%, 6/20/12(a)(b)	8,212,066
		Telekom Malaysia,
USD	3,000	7.875%, 8/01/25(c)	3,552,036
		Tenaga Nasional Berhad,
USD	1,600	7.625%, 4/01/11(c)	1,770,275
USD	14,000	7.50%, 1/15/96(c)	15,104,880
		TM Global, Inc.,
USD	2,200	8.00%, 12/07/10(c)	2,451,649

			125,963,022

NEW ZEALAND - 1.7%
		Bank of America Corp.,
NZD	2,000	7.53%, 3/08/12	1,477,582
		European Investment Bank,
NZD	1,000	7.25%, 2/08/10	771,726
		General Electric Capital Corp.,
NZD	2,000	7.00%, 7/15/09	1,536,479
NZD	2,000	6.50%, 9/28/15	1,397,222
		HBOS Treasury Services PLC,
NZD	2,000	8.675%, 2/03/09(a)	1,557,349
		Morgan Stanley,
NZD	2,000	6.86%, 9/06/12	1,414,098
		National Australia Bank,
NZD	3,000	8.798%, 7/18/08(a)	2,348,785
		Nederlandse Waterschapsbank,
NZD	2,500	6.50%, 10/17/08	1,925,641
		New Zealand Government,
NZD	4,000	7.00%, 7/15/09	3,126,194
NZD	4,500	6.00%, 4/15/15	3,435,594
		Province of Manitoba,
NZD	1,500	6.375%, 9/01/15	1,095,918
		Province of Ontario,
NZD	5,500	6.25%, 12/03/08	4,231,539
NZD	4,000	6.25%, 6/16/15	2,890,777
		Province of Quebec,
NZD	1,500	6.75%, 11/09/15	1,110,219
		SLM Corp.,
NZD	1,500	6.50%, 6/15/10	1,013,530
		Toyota Motor Credit Corp.,
NZD	2,000	6.75%, 9/21/09	1,524,112

			30,856,765

Portfolio of Investments (continued)

As of January 31, 2008 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
PHILIPPINES - 14.1%
		Bangko Sentral ng Pilipinas,
USD	4,000	8.60%, 6/15/27	$4,720,000
		Land Bank of Philippines,
USD	7,500	7.25%, 10/19/11(a)(b)	7,551,998
		Merrill Lynch & Co., Inc.,
USD	2,700	12.50%, 9/17/12(a)(d)	3,780,000
		National Power Corporation,
USD	1,600	9.875%, 3/16/10	1,724,672
USD	7,000	6.875%, 11/02/16(c)	7,061,551
		Philippine Government,
PHP	372,800	18.00%, 11/26/08	9,949,324
PHP	68,000	12.00%, 1/13/09	1,760,996
PHP	95,000	13.00%, 4/25/12	2,885,789
PHP	290,000	9.125%, 9/04/16	8,466,215
PHP	133,000	11.875%, 5/29/23	4,531,113
		Philippine Long Distance Telephone Company,
USD	5,300	10.50%, 4/15/09	5,565,000
USD	9,100	11.375%, 5/15/12	10,738,000
USD	4,400	8.35%, 3/06/17	4,840,000
		Republic of Philippines,
USD	9,100	8.875%, 4/15/08	9,145,500
USD	12,000	8.375%, 3/12/09	12,420,000
USD	14,000	9.875%, 3/16/10	15,330,000
USD	24,000	8.375%, 2/15/11	26,188,800
USD	4,000	9.00%, 2/15/13	4,620,000
USD	9,450	8.25%, 1/15/14	10,749,375
USD	2,000	8.875%, 3/17/15	2,360,000
USD	14,100	9.375%, 1/18/17	17,465,670
USD	16,050	9.875%, 1/15/19	20,564,063
USD	15,879	10.625%, 3/16/25	22,468,785
USD	17,000	7.75%, 1/14/31	19,125,000
USD	5,000	6.375%, 1/15/32	4,925,000
		URC Philippines, Ltd.,
USD	8,970	9.00%, 2/06/08(c)	8,973,005
USD	4,500	8.25%, 1/20/10(b)	4,610,358

			252,520,214

SINGAPORE - 3.1%
		DBS Bank,
USD	7,500	7.657%, 3/15/11(a)(b)(c)	7,972,011
USD	5,000	7.125%, 5/15/11(c)	5,390,875
USD	1,800	5.125%, 5/16/12(a)(b)(c)	1,806,655
		Flextronics International, Ltd.,
USD	4,900	6.50%, 5/15/08(b)	4,704,000
		Singapore Government,
SGD	37,600	3.125%, 9/01/22	27,297,934
		Stats Chippac, Ltd.,
USD	2,000	6.75%, 11/15/08(b)	2,035,000
USD	5,350	7.50%, 7/19/10	5,577,375

			54,783,850

SOUTH KOREA - 10.3%
		Equus Cayman Finance, Ltd.,
USD	7,800	5.50%, 9/12/08(c)	7,876,175
		Hana Funding, Ltd.,
USD	3,500	8.748%, 12/17/12(a)(b)	4,032,410
		Hanarotelecom, Inc.,
USD	4,000	7.00%, 2/01/12(c)	4,046,824
		Hyundai Capital Services,
USD	3,800	5.625%, 1/24/12	3,587,921
		Hyundai Motors Manufacturing,
USD	2,400	5.30%, 12/19/08(c)	2,433,600
		Korea Electric Power Corporation,
USD	10,000	7.00%, 2/01/27	10,801,320
		Korea South-East Power Co., Ltd.,
USD	3,900	4.75%, 6/26/13	3,887,251
USD	12,000	6.00%, 5/25/16(c)	12,476,196
		Pusan Bank,
USD	7,600	5.50%, 3/14/12(a)(b)	7,280,032
		SC First Bank Korea,
USD	3,950	7.267%, 3/03/14(a)(b)(c)	4,200,248
		Shinhan Bank,
USD	1,600	6.25%, 9/08/08(a)(b)	1,619,430
USD	8,550	5.663%, 3/02/15(a)(b)	7,237,186
		South Korea National Debt,
KRW	4,300,000	4.75%, 3/12/08	4,553,891
KRW	8,000,000	3.50%, 12/10/09	8,246,272
KRW	10,000,000	4.00%, 6/10/10	10,351,542
KRW	8,500,000	5.25%, 12/10/10	9,053,756
KRW	8,400,000	5.00%, 3/10/11	8,887,821
KRW	26,674,000	6.91%, 7/18/11	29,908,169
KRW	10,000,000	4.25%, 9/10/14	10,065,399
KRW	26,700,000	5.00%, 9/10/16	27,889,973
		Woori Bank,
USD	7,700	6.208%, 5/02/17(a)(b)(c)	6,339,069

			184,774,485

Portfolio of Investments (continued)

As of January 31, 2008 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
TAIWAN - 0.4%
		Cathay United Bank Co., Ltd.,
USD	6,900	5.50%, 10/05/15(a)(b)(c)	$6,451,086

THAILAND - 4.0%
		Asia Development Bank,
THB	90,000	5.54%, 9/18/16	2,972,548
		Bangkok Bank Public Company,
USD	6,000	9.025%, 3/15/29(c)	6,524,694
		Kasikornbank Public Company Limited,
USD	4,700	8.25%, 8/21/16(c)	5,180,345
		Krung Thai Bank PCL,
USD	2,200	7.378%, 10/10/16(a)(b)	1,986,946
		PTT Public Company Limited,
USD	3,100	5.75%, 8/01/14(c)	3,237,724
		Thailand Government,
THB	130,000	8.50%, 12/08/08	4,113,296
THB	150,000	5.375%, 5/15/09	4,669,873
THB	227,000	5.375%, 11/30/11	7,373,791
THB	247,000	4.125%, 11/01/12	7,627,688
THB	260,000	5.00%, 12/03/14	8,452,562
THB	440,000	5.40%, 7/27/16	14,723,588
THB	100,000	5.625%, 1/12/19	3,433,473
THB	50,000	5.85%, 3/31/21	1,758,243

			72,054,771

Total Long-Term Investments (cost $1,996,391,681)			2,254,099,683

SHORT-TERM INVESTMENTS - 2.3%
NEW ZEALAND - 0.1%
		New Zealand Call Deposit,
NZD	2,545	2.00%, perpetual	1,993,873

UNITED STATES - 2.2%
USD	38,260	Repurchase Agreement, State Street Bank and Trust Company, 1.45% dated 1/31/08, due 2/01/08 in the amount of $38,261,541 (collateralized by $30,405,000 U.S. Treasury Bond, 6.25% due 5/15/30; value $39,032,419)	38,260,000

Total Short-Term Investments (cost $39,954,282)			40,253,873

Total Investments - 128.5% (cost $2,036,345,963)			2,294,353,556
Other Assets in Excess of Liabilities 5.1%			91,602,976
Liquidation Value of Preferred Stock - (33.6%)			(600,000,000)

Net Assets Applicable to Common Shareholders - 100.0%			$1,785,956,532

AUD - Australian dollar

IDR - Indonesian rupiah

INR - Indian rupee

KRW - South Korean won

MYR - Malaysian ringgit

NZD - New Zealand dollar

PHP - Philippine peso

SGD - Singapore dollar

THB - Thailand baht

USD - United States dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2008.

(b)	The date presented for these instruments represents the next call/put date.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate market value of these securities amounted to $298,479,177 or 16.7% of net assets applicable to common shareholders.

(d)	Security is linked to the Philippine Peso.

Portfolio of Investments (continued)

As of January 31, 2008 (unaudited)

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
UBS AG	October 31, 2008	144,000	3.5400%	1 month LIBOR	$(950,368)
UBS AG	October 31, 2010	96,000	4.0550%	1 month LIBOR	(2,997,993)

					$(3,948,361)

Futures Contracts	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase contracts:
Australian Treasury Bond 6% - 10 year	March 2008	143	$154,300
United States Treasury Note 6% - 2 year	March 2008	71	175,116
United States Treasury Bond 6% - 5 year	March 2008	74	185,564
Sale contracts:
Australian Treasury Bond 6% - 3 year	March 2008	115	85,109
United States Treasury Bond 6% - 10 year	March 2008	35	(84,766)
United States Treasury Bond 6% - 30 year	March 2008	115	(238,059)

			$277,264

Foreign Forward Currency Exchange Contracts Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of January 31, 2008	Sale Value as of January 31, 2008	Unrealized Appreciation/ (Depreciation)
Indian Rupee/United States Dollar
settlement date 3/19/08	INR129,163,400	USD3,265,000	$3,269,877	$3,265,000	$4,877
settlement date 4/17/08	INR1,976,500,000	USD50,037,975	49,933,315	50,037,975	(104,660)
Indonesian Rupiah/United States Dollar
settlement date 4/17/08	IDR462,650,000,000	USD48,733,344	49,637,007	48,733,343	903,664
Singapore Dollar/United States Dollar
settlement date 3/24/08	SGD17,650,562	USD12,177,000	12,478,834	12,177,000	301,834
settlement date 4/17/08	SGD4,689,960	USD3,300,000	3,319,044	3,300,000	19,044
United States Dollar/Australian Dollar
settlement date 4/17/08	USD180,954,900	AUD210,000,000	180,954,900	185,772,075	(4,817,175)
United States Dollar/Indonesian Rupiah
settlement date 3/24/08	USD14,050,000	IDR134,107,250,000	14,050,000	14,420,729	(370,729)
United States Dollar/Malaysian Ringgit
settlement date 3/24/08	USD7,444,000	MYR24,300,938	7,444,000	7,505,580	(61,580)
United States Dollar/Philippines Peso
settlement date 3/24/08	USD12,250,000	PHP501,882,500	12,250,000	12,334,311	(84,311)
United States Dollar/South Korean Won
settlement date 3/24/08	USD16,900,000	KRW15,955,290,000	16,900,000	16,878,844	21,156
settlement date 3/31/08	USD16,780,000	KRW15,685,944,000	16,780,000	16,591,860	188,140
United States Dollar/Thai Baht
settlement date 2/28/08	USD14,367,042	THB475,074,964	14,367,041	14,387,549	(20,508)

		Net USD Total	$381,384,018	$385,404,266	$(4,020,248)

Tax Cost of Investments

The United States federal income tax basis of the Fund's investments and net unrealized appreciation as of January 31, 2008 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$2,036,345,963	$272,727,005	$14,719,412	$258,007,593

Quality of Investments

As of January 31, 2008, 70.6% of the Registrant’s total investments were invested in securities where either the issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Registrant’s portfolio as of January 31, 2008.

% of total Investments
AAA/Aaa	45.8
AA/Aa	3.8
A	21.0
BBB/Baa	9.5
BB/Ba*	18.9
B*	1.0

*	Below Investment Grade

Notes to Portfolio of Investments

Securities Valuation

The Registrant’s Board of Directors has adopted Pricing and Valuation Procedures (the “Procedures”) to be used in determining the value of the assets held by the Registrant. In accordance with the Procedures, investments are stated at value. Investments for which market quotations are readily available are valued at the last trade price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the quoted bid price or the mean between the quoted bid and asked price on the date of determination as obtained from a pricing source.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are to be valued at fair value. As a general rule, whether or not the Registrant is required to “fair value price” an asset is dependent on the ready availability of current market quotes or, even if readily available, the reliability of such quotes. Any assets for which market quotations are not readily available or for which available prices are not reliable, shall be determined in a manner that most fairly reflects the asset’s (or group of assets) “fair value” (i.e., the amount that the Registrant might reasonably expect to receive for the asset upon its current sale) on the valuation date, based on consideration of all available information.

The Procedures provide that in certain instances, including without limitation, if there is a “stale price” for a portfolio security, in an emergency situation, or if a significant event occurs after the close of trading of a portfolio security, but before the calculation of the Registrant's net asset value, the security may be valued at its fair value.

Interest Rate and Currency Swaps

The Registrant may engage in certain swap transactions in order to obtain a desired return at a lower cost than if the Registrant had invested directly in the asset that yielded the desired return or to hedge the Auction Market Preferred Shares (“AMPS”).

An interest rate swap is an agreement between two parties which involves the exchange of floating and fixed rate payments (an interest rate and currency swap involves the exchange of interest rate payments in another currency) for a specified period of time. Interest rate and currency swaps involve the accrual and exchange of payments between the parties. These payments are recorded as realized gain/(loss).

During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation by “marking-to-market” to reflect the fair market value of the swap. When the swap is terminated, the Fund will record a realized gain/(loss) equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The Registrant is exposed to credit risk in the event of non-performance by the counterparty to the swap. However, the Registrant does not anticipate non-performance by any counterparty.

Portfolio of Investments (concluded)

As of January 31, 2008 (unaudited)

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“Forward Contract”) involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the Forward Contract is closed, the Registrant records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Risks arise from unanticipated movements in the value of the foreign currency relative to the functional currencies and from potential inability of counterparties to meet the terms of their contracts.

Futures Contracts

A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Upon entering into a contract, the Registrant deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Registrant agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Registrant records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Repurchase Agreements:

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Registrant’s policy that its custodian/counterparty segregates the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Registrant may be delayed or limited.

Foreign Currency Translation:

Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the end of the reporting period;

(ii)	purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

The Registrant isolates that portion of the results of operations arising from changes in the foreign exchange rates due to fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Registrant isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net realized foreign exchange gains/(losses) include realized foreign exchange gains/(losses) from sales and maturities of portfolio securities, sales of foreign currencies, currency gains/(losses) realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Registrant’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange appreciation/(depreciation) include changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

Accumulated net realized and unrealized foreign exchange gains/(losses) shown in the composition of net assets represent foreign exchange gains/(losses) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) and the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Vincent Esposito
Vincent Esposito, President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent Esposito
Vincent Esposito, President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 31, 2008

By:	/s/ Joseph Malone
Joseph Malone, Treasurer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 31, 2008